Income and related expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Income and related expenses

6. Income and related expenses

a) Interest income and gains (losses) on financial instruments

	2023	2022	2021

Interest income – credit card	2,521,892	1,014,875	357,831
Interest income – lending	1,650,321	932,196	292,701
Interest income – other assets at amortized cost	851,237	388,736	66,202
Interest income – other receivables	398,536	161,004	17,236
Interest income and gains (losses) on financial instruments at fair value	1,017,726	1,058,402	312,776
Financial assets at fair value	973,029	1,087,619	309,196
Other	44,697	(29,217)	3,580
Total interest income and gains (losses) on financial instruments	6,439,712	3,555,213	1,046,746

The interest income presented above from credit card, lending, other assets at amortized cost and other receivables represents interest revenue calculated using the effective interest method. Financial assets at fair value comprises interest and the fair value changes on financial assets at fair value.

b) Fee and commission income

	2023	2022	2021

Interchange fees	1,187,857	917,373	471,505
Late fees	180,688	104,499	48,378
Recharge fees	48,711	77,469	26,857
Rewards revenue	24,313	22,438	49,951
Other fee and commission income	147,695	115,239	65,766
Customer Program ("NuSócios")	-	-	(11,180)
Total fee and commission income	1,589,264	1,237,018	651,277

Fee and commission income are presented by fee types that reflect the nature of the services offered by the Group. Recharge fees comprise the selling price of telecom prepaid credits to customers, net of acquisition costs.

c) Interest and other financial expenses

	2023	2022	2021

Interest expense on deposits	1,723,839	1,407,898	317,420
Other interest and similar expenses	313,086	140,005	49,924
Interest and other financial expenses	2,036,925	1,547,903	367,344

d) Transactional expenses

	2023	2022	2022

Bank slip costs	23,953	33,963	36,149
Rewards expenses	58,304	42,422	36,885
Credit and debit card network costs	52,199	54,987	22,705
Other transactional expenses	81,474	45,055	21,380
Total transactional expenses	215,930	176,427	117,119

Transactional expenses comprise all the costs that are directly attributable to the payment network cycle. Payment network cycle costs include amounts related to data processing, payment scheme license fees, losses from chargeback relating to the credit and debit card transactions, costs relating to the rewards program to fulfill the use of the points by customers, and other costs related to the connection to the payment.

Credit and debit card network costs are related to the payment programs license, which is a variable fee paid to Mastercard and other card programs to enable communications between network participants, access to specific reports, expenses related to projects involving the development of new functions, operational fixed fees, fees related to chargeback restatements and royalties.